Employee Benefits - Bonus Plan Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bonus Expenses [Line Items]
Wages and salaries		€ 1,492.8	€ 1,279.6	€ 1,165.4
Deferred Bonus [Member]
Bonus Expenses [Line Items]
Wages and salaries		55.5	52.0	48.0
Deferred Bonus [Member] | Senior Management [Member]
Bonus Expenses [Line Items]
Wages and salaries		51.7	48.5	44.6
Deferred Bonus [Member] | Management [Member]
Bonus Expenses [Line Items]
Wages and salaries	[1]	€ 3.8	€ 3.5	€ 3.4

[1]	1.Bonus expenses in relation to the STI cash bonus for our BoM.